Derivative Instruments - Schedule of Notional Values and Fixed Rates (Detail)	Dec. 31, 2019 USD ($)
Interest Rate Swap, Due November 2020
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 600,000,000
Fixed Rate (as a percent)	2.019%
Interest Rate Swap, Due March 2023 - 1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 250,000,000
Fixed Rate (as a percent)	2.094%
Interest Rate Swap, Due March 2023 - 2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 500,000,000
Fixed Rate (as a percent)	2.029%
Interest Rate Swap, Due March 2023 - 3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 250,000,000
Fixed Rate (as a percent)	2.113%
Interest Rate Swap, Due March 2023 - 4
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 500,000,000
Fixed Rate (as a percent)	2.129%
Interest Rate Swap, Due May 2018 -1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 450,000,000
Fixed Rate (as a percent)	1.31%
Interest Rate Swap, Due May 2018 -2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 325,000,000
Fixed Rate (as a percent)	1.795%
Interest Rate Swap, Due May 2018 -3
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 325,000,000
Fixed Rate (as a percent)	1.787%
Interest Rate Swap, Due November 2018 -1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 300,000,000
Fixed Rate (as a percent)	1.775%
Interest Rate Swap, Due November 2018 -2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 200,000,000
Fixed Rate (as a percent)	1.585%
Interest Rate Swap, Due November 2019 -1
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 385,000,000
Fixed Rate (as a percent)	1.25%
Interest Rate Swap, Due November 2019 -2
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Notional Value (in millions)	$ 385,000,000
Fixed Rate (as a percent)	1.358%